Report of Independent Registered Public Accounting Firm

To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF and the Board of Trustees of BNY Mellon ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF,  BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF (collectively referred to as the “Funds”), (six of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statements of investments, as of October  31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting BNY Mellon ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the BNY Mellon ETF Trust	Statement of Operations	Statements of changes in net assets	Financial highlights
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF BNY Mellon US Small Cap Core Equity ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from April 9, 2020 (commencement of operations) through October 31, 2020
BNY Mellon International Equity ETF BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from April 24, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

/s/Ernst & Young LLP
New York, New York
December 20, 2024